Monteagle Fixed Income Fund
FUND SUMMARY
Investment Objective
The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Fixed Income Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Fixed Income Fund Class I Shares
Management Fees	0.96%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.06%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Monteagle Fixed Income Fund | Class I Shares | USD ($)	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holdings will also be affected by the credit-worthiness of such holdings. To the extent a particular holding is deemed to be of a lower credit quality than when the Fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement. The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of Unified Series Trust (the “Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart reflects the Predecessor Fund’s returns.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was 1.37%.

During the period shown in the bar chart, the highest return for a quarter was 3.32% (for the quarter ended December 31, 2008) and the lowest return was -2.83% (for the quarter ended June 30, 2013).

Average Annual Total Returns For Period Ended December 31, 2014

The following table shows how the Fund’s average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index) and the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Fixed Income Fund	1 Year	5 Years	10 Years	[1],[2]
Class I Shares	2.98%	2.49%	3.17%
Class I Shares | Return After Taxes on Distributions	2.45%	1.65%	2.03%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.80%	1.62%	2.04%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	3.13%	3.54%	4.10%
BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	3.34%	3.66%	4.11%
[1]	Includes returns of the Predecessor Fund.
[2]	Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Monteagle Informed Investor Growth Fund
FUND SUMMARY
Investment Objective
The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Informed Investor Growth Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Informed Investor Growth Fund Class I Shares
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired (Underlying) Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.40%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Monteagle Informed Investor Growth Fund | Class I Shares | USD ($)	143	443	766	1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 428% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. However, the Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past five full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was 3.21%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -10.69% (for the quarter ended September 30, 2011).

Average Annual Total Returns For the Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Informed Investor Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	(1.22%)	6.90%	11.03%	Apr. 03, 2008
Class I Shares | Return After Taxes on Distributions	(6.47%)	3.30%	7.39%	Apr. 03, 2008
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.58%	3.95%	7.43%	Apr. 03, 2008
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	8.58%	Apr. 03, 2008

Monteagle Quality Growth Fund
FUND SUMMARY
Investment Objective
The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Quality Growth Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Quality Growth Fund Class I Shares
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.31%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Monteagle Quality Growth Fund | Class I Shares | USD ($)	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund invests in small and mid-capitalization companies that have a minimum market capitalization of $250 million at the time of purchase. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -4.77%.

During the period shown in the bar chart, the highest quarterly return was 14.43% (for the quarter ended March 31, 2012) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because it is reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Quality Growth Fund	1 Year	5 Years	10 Years [1]
Class I Shares	9.78%	12.35%	5.95%
Class I Shares | Return After Taxes on Distributions	9.57%	12.25%	5.89%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	6.10%	10.25%	4.95%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell 1000 Growth Index® (reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	8.49%
[1]	Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Monteagle Select Value Fund
FUND SUMMARY
Investment Objective
The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Select Value Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Select Value Fund Class I Shares
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired (Underlying) Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.37%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Monteagle Select Value Fund | Class I Shares | USD ($)	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a "value investing" style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund's Subadviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500 Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -12.81%.

During the period shown in the bar chart, the highest quarterly return was 16.67% (for the quarter ended September 30, 2009) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Select Value Fund	1 Year	5 Years	10 Years [1]
Class I Shares	13.36%	17.26%	6.33%
Class I Shares | Return After Taxes on Distributions	10.54%	16.31%	5.40%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	10.19%	14.27%	4.98%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
[1]	Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Monteagle Value Fund
FUND SUMMARY
Investment Objective
The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Value Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Value Fund Class I Shares
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired (Underlying) Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.34%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Monteagle Value Fund | Class I Shares | USD ($)	136	425	734	1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the basic materials and industrial sectors, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Small and Mid-Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

Sector Risks. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

Industrial Sector Risk. The Fund has a significant position in the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Unified Series Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the “AmeriPrime Predecessor Fund”), in a tax-free reorganization effective as of September 26, 2005. The Monteagle Funds acquired all the assets and liabilities of the Monteagle Value Fund, a series of Unified Series Trust (the “Unified Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the AmeriPrime Predecessor Fund and Unified Predecessor Fund (collectively the “Predecessor Funds”) and, therefore, the bar chart includes the returns of the Predecessor Funds.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -14.33%.

During the period shown in the bar chart, the highest quarterly return was 15.30% (for the quarter ended September 30, 2009) and the lowest return was -27.28% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the period ended December 31, 2014

The table that follows shows how the Fund’s average annual total returns compare to those of the S&P 500 Index® and the Russell 2000 Value Index®. The Russell 2000 Value Index®, which tracks stocks in the Russell 2000 Index® with lower price-to-book ratios and lower forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for value stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - Monteagle Value Fund	1 Year	5 Years	10 Years	[1],[2]
Class I Shares	3.53%	11.14%	7.00%
Class I Shares | Return After Taxes on Distributions	(0.33%)	9.08%	5.61%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	4.72%	8.73%	5.46%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)	4.22%	14.25%	6.88%
[1]	Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.
[2]	Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

The Texas Fund
FUND SUMMARY
Investment Objective
The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Texas Fund - USD ($)		Class I Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases		none	none
Maximum Deferred Sales Charge (Load)		none	none
Sales Charge (Load) Imposed on Reinvested Distributions		none	none
Redemption Fees	[1]	none	1.00%
Exchange Fee		none	none
[1]	This redemption fee will be assessed for shares purchased that are redeemed within less than one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Texas Fund		Class I Shares	Class C Shares
Management Fees		1.43%	1.43%
Distribution and/or Service (12b-1) Fees		none	1.00%
Other Expenses		0.17%	0.17%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.61%	2.61%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The redemption fee on Class C shares is not included in these calculations. If the redemption fee were included, your costs would be higher. See “General Information - Additional Fees for Certain Purchases of Shares - Class C shares” on page 9. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The Texas Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	164	508	876	1,911
Class C Shares	264	811	1,385	2,944

You would pay the same expenses listed in the above table if you did not redeem your shares.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $1 billion or more. The Sub-Adviser controls for Fund risks by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

Geographic Concentration Risk. The Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

Oil and Gas Sector Risk. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past five full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2015 was -12.35%.

During the period shown in the bar chart, the highest quarterly return was 4.43% (for the quarter ended June 30, 2014) and the lowest return was -6.94% (for the quarter ended September 30, 2014).

Average Annual Total Returns For the Period Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns - The Texas Fund	1 Year	Since Inception
Class I Shares	(4.42%)	1.61%
Class I Shares | Return After Taxes on Distributions	(5.51%)	0.71%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.58%)	0.88%
Class C Shares	(5.38%)	(0.60%)
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	13.69%	18.19%